united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

ANNUAL REPORT

September 30, 2015

Even Keel Explorer Managed Risk Fund

Even Keel Managed Risk Fund

Even Keel Opportunities Managed Risk Fund

Even Keel Traveler Managed Risk Fund

www.EvenKeelInvestments.com

1-855-754-7939

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Even Keel Managed Risk Funds - Annual Report

Letter to the Shareholders

Dear Shareholders,

The past year disappointed many equity investors holding a globally diversified portfolio, as broad market indices fell from recent highs. Even Keel Investments’ fiscal year began on October 1, 2014 and ended on September 30, 2015. During the past year the S&P 500 returned -0.61%, the FTSE Developed excluding North America Index returned -8.43%, and the FTSE Emerging Index returned -18.65% on a total return basis. The geopolitical and economic climate has also taken a turn in the wrong direction since last September. Emerging market countries have dealt with an extensive list of issues, such as: low oil prices, slowing economic growth, and a strong US dollar. Tensions between the West and Russia have continued to stay at heightened levels not seen since the Cold War. Unrest in the Middle East has only added to the economic slowdown. US equities have changed little year-over-year, but the US market experienced an increase in volatility during late summer, with the VIX Index breaking through 40 on August 24th 2015. The S&P 500 had its first down quarter in Q3 2015 since 2012, ending 10 consecutive quarters of positive returns for the index.

The Even Keel Investments Fund Family seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines. This is achieved by the implementation of the Milliman Managed Risk StrategyTM within each Even Keel fund. The Milliman Managed Risk Strategy™ is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the fund. A Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to a Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy.

Since October 1, 2014 through September 30, 2015, the Even Keel funds have performed as expected and all four funds met their volatility targets over the period. During the past year both the Even Keel Traveler Managed Risk and Even Keel Explorer Managed Risk funds outperformed their underlying indices as market volatility reached heightened levels in conjunction with a downward trending market. The higher volatility environment lead to the funds increasing their allocation to the Milliman Managed Risk StrategyTM, to cushion against further market declines. The domestic equity strategies, Even Keel Managed Risk and Even Keel Opportunities Managed Risk underperformed their underlying indices due to periods of heightened volatility in a sawtooth, raising market, which lead to a drag on performance as the funds increased their defensive positions as volatility increased.

For the year ended September 30, 2015:

●	The Even Keel Explorer Managed Risk Fund Class A returned -10.86%, while its benchmarks the FTSE Emerging Markets Index and the Blended Emerging Markets Benchmark[3] returned -18.65% and -8.13%, respectively.

●	The Even Keel Managed Risk Fund Class A returned -6.20%, while its benchmarks S&P 500 Total Return Index and the S&P Balanced Equity and Bond – Moderate Index returned -0.61% and 2.85%, respectively.

●	The Even Keel Opportunities Managed Risk Fund Class A returned -4.95%, while its benchmarks the S&P Midcap 400 Index and the Blended Midcap Benchmark[1] returned 1.40% and 2.52%, respectively.

●	The Even Keel Traveler Managed Risk Fund Class A, our international developed equity strategy, returned –7.69%, while its benchmarks the FTSE Developed Markets excluding North American Index and the Blended International Benchmark[2] returned -8.43% and -2.64%, respectively.

[1]	Blended Midcap Benchmark: 35% S&P Midcap 400 Index + 15% Russell 2000 Index + 50% Barclays US Aggregate Bond Index

[2]	Blended International Benchmark: 50% FTSE Developed excluding North America Index + 50% Barclays US Aggregate Bond Index

[3]	Blended Emerging Market Benchmark: 50% FTSE Emerging Index + 50% Barclays US Aggregate Bond Index

6592-NLD-11/9/2015

The Even Keel Managed Risk Funds - Annual Report

Letter to the Shareholders

From everyone at Milliman Financial Risk Management LCC, we thank you for your continued confidence and investment in the Even Keel Investments Fund Family.

Sincerely,

Blake Graves, FRM	Zack Brown, CFA, FRM
Portfolio Manager	Portfolio Manager

Milliman Financial Risk Management LLC

[1]	Blended Midcap Benchmark: 35% S&P Midcap 400 Index + 15% Russell 2000 Index + 50% Barclays US Aggregate Bond Index

[2]	Blended International Benchmark: 50% FTSE Developed excluding North America Index + 50% Barclays US Aggregate Bond Index

[3]	Blended Emerging Market Benchmark: 50% FTSE Emerging Index + 50% Barclays US Aggregate Bond Index

6592-NLD-11/9/2015

Even Keel Explorer Managed Risk Fund

Portfolio Review (Unaudited)

September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, as compared to its benchmark:

	One Year	Annualized Performance Since Inception**
Even Keel Explorer Managed Risk Fund
Class A	(10.86)%	(5.04)%
Class A with Load	(15.96)%	(8.04)%
Class I	(10.67)%	(4.89)%
FTSE Emerging Markets Index ***	(18.65)%	(8.64)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the January 28, 2015 prospectus, the Fund’s total annual operating expense ratio is 1.11% for Class A and 0.86% for Class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	The FTSE Emerging Markets Index is a market-capitalization-weighted index representing large and mid-cap stocks of companies located in emerging markets around the world. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	17.8%
Other/Cash & Cash Equivalents	82.2%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detail of the Fund’s holdings.

Even Keel Managed Risk Fund

Portfolio Review (Unaudited)

September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, as compared to its benchmark:

	One Year	Annualized Performance Since Inception**
Even Keel Managed Risk Fund
Class A	(6.20)%	(1.23)%
Class A with Load	(11.59)%	(4.35)%
Class I	(5.93)%	(1.00)%
S&P 500 Total Return Index ***	(0.61)%	5.63%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the January 28, 2015 prospectus, the Fund’s total annual operating expense ratio is 1.06% for Class A and 0.81% for Class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	The S&P 500 Total Return Index is an index that measures the performance of 500 large-cap companies traded on the New York Stock Exchange or NASDAQ. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	92.5%
Other/Cash & Cash Equivalents	7.5%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detail of the Fund’s holdings. The portfolio composition detailed above does not include derivative exposure.

Even Keel Opportunities Managed Risk Fund

Portfolio Review (Unaudited)

September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, as compared to its benchmark:

	One Year	Annualized Performance Since Inception**
Even Keel Opportunities Managed Risk Fund
Class A	(4.95)%	(1.25)%
Class A with Load	(10.44)%	(4.36)%
Class I	(4.71)%	(1.01)%
S&P MidCap 400 Total Return Index***	1.40%	4.16%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the January 28, 2015 prospectus, the Fund’s total annual operating expense ratio is 1.07% for Class A and 0.82% for Class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	S&P MidCap 400 Total Return Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	41.5%
Other/Cash & Cash Equivalents	58.5%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detail of the Fund’s holdings.

Even Keel Traveler Managed Risk Fund

Portfolio Review (Unaudited)

September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, as compared to its benchmark:

	One Year	Annualized Performance Since Inception**
Even Keel Traveler Managed Risk Fund
Class A	(7.69)%	(5.82)%
Class A with Load	(12.96)%	(8.80)%
Class I	(7.54)%	(5.70)%
FTSE Developed Markets Ex North America Index***	(8.43)%	(4.33)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the January 28, 2015 prospectus, the Fund’s total annual operating expense ratio is 1.07% for Class A and 0.82% for Class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	The FTSE Developed Markets ex North America Index is a market-capitalization-weighted index representing the performance of large and mid-capitalization stocks in developed markets, excluding the U.S. and Canada. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	27.1%
Other/Cash & Cash Equivalents	72.9%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detail of the Fund’s holdings.

Even Keel Explorer Managed Risk Fund

PORTFOLIO OF INVESTMENTS

September 30, 2015

Shares		Value
	EXCHANGE TRADED FUND - 17.8%
	EQUITY FUND - 17.8%
4,412	Vanguard FTSE Emerging Markets ETF (Cost - $170,252)	$145,993

	TOTAL INVESTMENTS - 17.8% (Cost - $170,252) (a)	$145,993
	OTHER ASSETS AND LIABILITIES - NET - 82.2%	675,692
	TOTAL NET ASSETS - 100.0%	$821,685

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $199,408 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(53,415)
Net unrealized depreciation:	$(53,415)

See accompanying notes to financial statements.

Even Keel Managed Risk Fund

PORTFOLIO OF INVESTMENTS

September 30, 2015

Shares				Value
	EXCHANGE TRADED FUND - 92.5%
	EQUITY FUND - 92.5%
20,201	Vanguard S&P 500 ETF (Cost - $3,690,164)			$3,549,518

Principal
Amount $		Coupon Rate (%)(a)	Maturity
	SHORT-TERM INVESTMENT - 2.6%
	U.S. TREASURY SECURITY - 2.6% *
100,000	United States Treasury Bill (Cost - $99,991)	0.04	12/17/2015	99,991

	TOTAL INVESTMENTS - 95.1% (Cost - $3,790,155) (b)			$3,649,509
	OTHER ASSETS AND LIABILITIES - NET - 4.9%			186,570
	TOTAL NET ASSETS - 100.0%			$3,836,079

ETF - Exchange Traded Fund

(a)	Represents discount rate at time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,790,155 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(140,646)
Net unrealized depreciation:	$(140,646)

		Unrealized
Contracts		Appreciation
	SHORT FUTURES CONTRACTS
21	S&P 500 E-Mini Future December 2015
	(Underlying Face Amount at Value $2,004,188)	$33,363
	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS	$33,363

*	All or a portion of this security is held as collateral for futures contracts.

See accompanying notes to financial statements.

Even Keel Opportunities Managed Risk Fund
PORTFOLIO OF INVESTMENTS
September 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 41.5%
	EQUITY FUNDS - 41.5%
1,670	Vanguard Mid-Cap ETF	$194,839
757	Vanguard Small-Cap ETF	81,718
	TOTAL EXCHANGE TRADED FUNDS (Cost - $294,032)	276,557

	TOTAL INVESTMENTS - 41.5% (Cost - $294,032) (a)	$276,557
	OTHER ASSETS AND LIABILITIES - NET - 58.5%	389,652
	TOTAL NET ASSETS - 100.0%	$666,209

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $316,608 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(40,051)
Net unrealized depreciation	$(40,051)

See accompanying notes to financial statements.

Even Keel Traveler Managed Risk Fund

PORTFOLIO OF INVESTMENTS

September 30, 2015

Shares		Value
	EXCHANGE TRADED FUND - 27.1%
	EQUITY FUND - 27.1%
7,570	Vanguard FTSE Developed Markets ETF (Cost - $306,529)	$269,795

	TOTAL INVESTMENTS - 27.1% (Cost - $306,529) (a)	$269,795
	OTHER ASSETS AND LIABILITIES - NET - 72.9%	724,940
	TOTAL NET ASSETS - 100.0%	$994,735

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $322,750 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(52,955)
Net unrealized depreciation	$(52,955)

See accompanying notes to financial statements.

Even Keel Funds

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2015

	Explorer	Managed Risk	Opportunities	Traveler
	Managed Risk Fund	Fund	Managed Risk Fund	Managed Risk Fund
ASSETS
Investment securities:
At cost	$170,252	$3,790,155	$294,032	$306,529
At value	$145,993	$3,649,509	$276,557	$269,795
Cash	674,202	122,028	320,718	724,286
Unrealized appreciation on futures contracts	—	33,363	—	—
Dividends and interest receivable	1,986	—	910	1,181
Receivable for securities sold	—	—	68,372	—
Deposits with broker +	—	33,404	—	—
TOTAL ASSETS	822,181	3,838,304	666,557	995,262

LIABILITIES
Advisory fees payable	355	1,521	238	348
Distribution (12b-1) fees payable	6	59	25	15
Accrued expenses and other liabilities	135	645	85	164
TOTAL LIABILITIES	496	2,225	348	527
NET ASSETS	$821,685	$3,836,079	$666,209	$994,735

Composition of Net Assets:
Paid in capital	$965,443	$4,049,244	$708,518	$1,148,535
Accumulated net investment income (loss)	—	13,992	(258)	2,683
Accumulated net realized loss on investments and futures contracts	(119,499)	(119,874)	(24,576)	(119,749)
Net unrealized depreciation of investments and futures contracts	(24,259)	(107,283)	(17,475)	(36,734)
NET ASSETS	$821,685	$3,836,079	$666,209	$994,735

Net Asset Value Per Share:
Class A Shares:
Net Assets	$29,300	$283,955	$116,083	$72,025
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,500	29,843	13,669	8,346
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.37	$9.51	$8.49	$8.63
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$8.88	$10.09	$9.01	$9.16

Class I Shares:
Net Assets	$792,385	$3,552,124	$550,126	$922,710
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	94,625	373,045	64,608	107,771
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.37	$9.52	$8.51	$8.56

+	Segregated as collateral for futures contracts.

See accompanying notes to financial statements.

Even Keel Funds

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2015

	Explorer	Managed	Opportunities	Traveler
	Managed Risk Fund	Risk Fund	Managed Risk Fund	Managed Risk Fund
INVESTMENT INCOME
Dividends	$12,910	$80,687	$12,680	$17,862
Interest	2	9	1	2
TOTAL INVESTMENT INCOME	12,912	80,696	12,681	17,864

EXPENSES
Investment advisory fees	5,134	21,832	4,099	5,085
Distribution (12b-1) fee - Class A	181	966	516	205
Administrative services fees	1,974	8,397	1,577	1,955
TOTAL EXPENSES	7,289	31,195	6,192	7,245
Less: Fees waived by the Advisor	—	(2,099)	(788)	(978)
NET EXPENSES	7,289	29,096	5,404	6,267
NET INVESTMENT INCOME	5,623	51,600	7,277	11,597

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) from:
Investments	(85,393)	123,277	(22,086)	(87,566)
Futures contracts	(18,441)	(245,316)	—	(29,538)
	(103,834)	(122,039)	(22,086)	(117,104)
Net change in unrealized appreciation (depreciation) on:
Investments	4,243	(204,298)	(14,225)	24,919
Futures contracts	(15,665)	35,528	—	(2,645)
	(11,422)	(168,770)	(14,225)	22,274
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(115,256)	(290,809)	(36,311)	(94,830)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(109,633)	$(239,209)	$(29,034)	$(83,233)

See accompanying notes to financial statements.

Even Keel Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Explorer Managed Risk Fund
	For the Year Ended	For the Period Ended
	September 30, 2015	September 30, 2014 +
FROM OPERATIONS
Net investment income	$5,623	$23,157
Net realized gain (loss) on investments and futures contracts	(103,834)	41,595
Net change in unrealized depreciation on investments and futures contracts	(11,422)	(12,837)
Net increase (decrease) in net assets resulting from operations	(109,633)	51,915

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income:
Class A	(212)	(1,707)
Class I	(3,825)	(22,051)
Net Realized Gains:
Class A	(4,140)	—
Class I	(54,522)	—
Net decrease in net assets resulting from distributions to shareholders	(62,699)	(23,758)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,377	122,631
Class I	310,051	1,904,229
Reinvestment of dividends:
Class A	4,352	1,707
Class I	58,347	22,051
Cost of shares redeemed:
Class A	(97,636)	(725)
Class I	(307,290)	(1,064,234)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(19,799)	985,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	(192,131)	1,013,816

NET ASSETS
Beginning of Period	1,013,816	—
End of Period *	$821,685	$1,013,816
* Includes accumulated net investment income of:	$—	$—

SHARE ACTIVITY
Class A:
Shares Sold	1,304	12,020
Shares Reinvested	477	168
Shares Redeemed	(10,398)	(71)
Net increase (decrease) in shares of beneficial interest outstanding	(8,617)	12,117

Class I:
Shares Sold	33,824	188,328
Shares Reinvested	6,396	2,163
Shares Redeemed	(34,417)	(101,669)
Net increase in shares of beneficial interest outstanding	5,803	88,822

+	The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

Even Keel Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Risk Fund
	For the Year Ended	For the Period Ended
	September 30, 2015	September 30, 2014 +
FROM OPERATIONS
Net investment income	$51,600	$22,124
Net realized gain (loss) on investments and futures contracts	(122,039)	60,762
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(168,770)	61,487
Net increase (decrease) in net assets resulting from operations	(239,209)	144,373

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income:
Class A	(2,775)	(1,373)
Class I	(34,686)	(21,416)
Net Realized Gains:
Class A	(5,627)	—
Class I	(52,452)	—
Net decrease in net assets resulting from distributions to shareholders	(95,540)	(22,789)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	121,546	318,412
Class I	2,156,617	5,077,351
Reinvestment of dividends:
Class A	8,402	1,373
Class I	87,138	21,416
Cost of shares redeemed:
Class A	(143,167)	(3,408)
Class I	(1,869,648)	(1,726,788)
Net increase in net assets resulting from shares of beneficial interest	360,888	3,688,356

TOTAL INCREASE IN NET ASSETS	26,139	3,809,940

NET ASSETS
Beginning of Period	3,809,940	—
End of Period *	$3,836,079	$3,809,940
* Includes accumulated net investment income of:	$13,992	$—

SHARE ACTIVITY
Class A:
Shares Sold	11,609	31,627
Shares Reinvested	810	132
Shares Redeemed	(14,009)	(326)
Net increase (decrease) in shares of beneficial interest outstanding	(1,590)	31,433

Class I:
Shares Sold	208,524	499,858
Shares Reinvested	8,446	2,075
Shares Redeemed	(180,448)	(165,410)
Net increase in shares of beneficial interest outstanding	36,522	336,523

+	The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

Even Keel Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunities Managed Risk Fund
	For the Year Ended	For the Period Ended
	September 30, 2015	September 30, 2014 +
FROM OPERATIONS
Net investment income (loss)	$7,277	$(6,219)
Net realized gain (loss) on investments and futures contracts	(22,086)	105,487
Net change in unrealized depreciation on investments and futures contracts	(14,225)	(3,250)
Net increase (decrease) in net assets resulting from operations	(29,034)	96,018

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income:
Class A	(113)	—
Class I	(1,186)	—
Net Realized Gains:
Class A	(31,106)	—
Class I	(76,888)	—
Return of Capital:
Class A	(913)
Class I	(3,407)
Net decrease in net assets resulting from distributions to shareholders	(113,613)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	17,845	224,291
Class I	294,391	1,988,181
Reinvestment of dividends:
Class A	32,132	—
Class I	81,481	—
Cost of shares redeemed:
Class A	(124,240)	(11)
Class I	(204,080)	(1,597,152)
Net increase in net assets resulting from shares of beneficial interest	97,529	615,309

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,118)	711,327

NET ASSETS
Beginning of Period	711,327	—
End of Period *	$666,209	$711,327
* Includes accumulated net investment loss of:	$(258)	$—

SHARE ACTIVITY
Class A:
Shares Sold	1,742	21,884
Shares Reinvested	3,466	—
Shares Redeemed	(13,422)	(1)
Net increase (decrease) in shares of beneficial interest outstanding	(8,214)	21,883

Class I:
Shares Sold	31,019	197,025
Shares Reinvested	8,792	—
Shares Redeemed	(22,450)	(149,778)
Net increase in shares of beneficial interest outstanding	17,361	47,247

+	The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

Even Keel Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Traveler Managed Risk Fund
	For the Year Ended	For the Period Ended
	September 30, 2015	September 30, 2014 +
FROM OPERATIONS
Net investment income	$11,597	$30,306
Net realized gain (loss) on investments and futures contracts	(117,104)	13,091
Net change in unrealized appreciation (depreciation) on investments and futures contracts	22,274	(59,008)
Net decrease in net assets resulting from operations	(83,233)	(15,611)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income:
Class A	(578)	(1,333)
Class I	(8,129)	(29,559)
Net Realized Gains:
Class A	(1,180)	—
Class I	(14,177)	—
Net decrease in net assets resulting from distributions to shareholders	(24,064)	(30,892)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	24,736	110,010
Class I	491,101	1,806,372
Reinvestment of dividends:
Class A	1,758	1,333
Class I	22,306	29,559
Cost of shares redeemed:
Class A	(50,214)	(608)
Class I	(251,884)	(1,044,609)
Capital contribution by advisor (note 4)	—	8,675
Net increase in net assets resulting from shares of beneficial interest	237,803	910,732

TOTAL INCREASE IN NET ASSETS	130,506	864,229

NET ASSETS
Beginning of Period	864,229	—
End of Period *	$994,735	$864,229
* Includes accumulated net investment income of:	$2,683	$—

SHARE ACTIVITY
Class A:
Shares Sold	2,631	10,924
Shares Reinvested	192	133
Shares Redeemed	(5,473)	(61)
Net increase (decrease) in shares of beneficial interest outstanding	(2,650)	10,996

Class I:
Shares Sold	53,683	179,465
Shares Reinvested	2,457	2,975
Shares Redeemed	(28,278)	(102,531)
Net increase in shares of beneficial interest outstanding	27,862	79,909

+	The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Explorer Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Year Ended	Period Ended
	September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$10.05	$10.00

Income from investment operations:
Net investment income (2)	0.02	0.34
Net realized and unrealized loss on investments and futures contracts	(1.06)	(0.14	) (3)
Total from investment operations	(1.04)	0.20

Less distributions from:
Net investment income	(0.03)	(0.15)
Net realized gains	(0.61)	—
Total distributions	(0.64)	(0.15)

Net asset value, end of period	$8.37	$10.05

Total return (4)	(10.86)%	1.97	% (5,6)

Net assets, at end of period (000s)	$29	$122

Ratios/Supplemental Data
Ratio of expenses to average net assets (7)	0.97%	0.97	% (8)
Ratio of net investment income to average net assets (7)(9)	0.18%	3.79	% (8)
Portfolio Turnover Rate	73%	155	% (5)

(1)	The Explorer Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 1.76%. (note 4)

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Explorer Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Year Ended	Period Ended
	September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$10.04	$10.00

Income from investment operations:
Net investment income (2)	0.06	0.20
Net realized and unrealized gain (loss) on investments and futures contracts	(1.08)	0.01
Total from investment operations	(1.02)	0.21

Less distributions from:
Net investment income	(0.04)	(0.17)
Net realized gains	(0.61)	—
Total distributions	(0.65)	(0.17)

Net asset value, end of period	$8.37	$10.04

Total return (3)	(10.67)%	2.04	% (4,5)

Net assets, at end of period (000s)	$792	$892

Ratios/Supplemental Data
Ratio of expenses to average net assets (6)	0.72%	0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	0.60%	2.37	% (7)
Portfolio Turnover Rate	73%	155	% (4)

(1)	The Explorer Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 1.74%. (note 4)

(6)	Does not include the expenses of exchange traded funds in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Year Ended	Period Ended
	September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$10.35	$10.00

Income from investment operations:
Net investment income (2)	0.11	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.74)	0.34
Total from investment operations	(0.63)	0.42

Less distributions from:
Net investment income	(0.07)	(0.07)
Net realized gains	(0.14)	—
Total distributions	(0.21)	(0.07)

Net asset value, end of period	$9.51	$10.35

Total return (3)	(6.20)%	4.21	% (4)

Net assets, at end of period (000s)	$284	$325

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)	0.97%	0.97	% (7)
Ratio of net expenses to average net assets (6)	0.92%	0.92	% (7)
Ratio of net investment income to average net assets (6)(8)	1.02%	0.93	% (7)
Portfolio Turnover Rate	37%	89	% (4)

(1)	The Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	Does not include the expenses of exchange traded funds in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Year Ended	Period Ended
	September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$10.35	$10.00

Income from investment operations:
Net investment income (2)	0.13	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.73)	0.33
Total from investment operations	(0.60)	0.43

Less distributions from:
Net investment income	(0.09)	(0.08)
Net realized gains	(0.14)	—
Total distributions	(0.23)	(0.08)

Net asset value, end of period	$9.52	$10.35

Total return (3)	(5.93)%	4.34	% (4)

Net assets, at end of period (000s)	$3,552	$3,484

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)	0.72%	0.72	% (7)
Ratio of net expenses to average net assets (6)	0.67%	0.67	% (7)
Ratio of net investment income to average net assets (6)(8)	1.25%	1.17	% (7)
Portfolio Turnover Rate	37%	89	% (4)

(1)	The Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	Does not include the expenses of exchange traded funds in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Opportunities Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Year Ended		Period Ended
	September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$10.28		$10.00

Income from investment operations:
Net investment income (loss) (2)	0.07		(0.08)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.47)		0.36
Total from investment operations	(0.40)		0.28

Less distributions from:
Net investment income	(0.00	) (10)	—
Net realized gains	(1.34)		—
Return of capital	(0.05)		—
Total distributions	(1.39)		—

Net asset value, end of period	$8.49		$10.28

Total return (3)	(4.95)%		2.80	% (4,5)

Net assets, at end of period (000s)	$116		$225

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)	0.97%		0.97	% (8)
Ratio of net expenses to average net assets (7)	0.87%		0.90	% (8)
Ratio of net investment income (loss) to average net assets (7)(9)	0.71%		(0.90	)% (8)
Portfolio Turnover Rate	199%		244	% (4)

(1)	The Opportunities Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 0.40%. (note 4)

(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents less than $0.005.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Opportunities Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Year Ended	Period Ended
	September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$10.30	$10.00

Income from investment operations:
Net investment income (loss) (2)	0.10	(0.05)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.47)	0.35
Total from investment operations	(0.37)	0.30

Less distributions from:
Net investment income	(0.02)	—
Net realized gains	(1.34)	—
Return of capital	(0.06)	—
Total distributions	(1.42)	—

Net asset value, end of period	$8.51	$10.30

Total return (3)	(4.71)%	3.00	% (4,5)

Net assets, at end of period (000s)	$550	$486

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)	0.72%	0.72	% (8)
Ratio of net expenses to average net assets (7)	0.62%	0.65	% (8)
Ratio of net investment income (loss) to average net assets (7)(9)	1.00%	(0.62	)% (8)
Portfolio Turnover Rate	199%	244	% (4)

(1)	The Opportunities Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 0.60%. (note 4)

(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS Traveler Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Year Ended	Period Ended
	September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$9.58	$10.00

Income from investment operations:
Net investment income (2)	0.08	0.27
Net realized and unrealized loss on investments and futures contracts	(0.80)	(0.66)
Total from investment operations	(0.72)	(0.39)

Capital contribution by advisor (note 4)	—	0.09

Less distributions from:
Net investment income	(0.07)	(0.12)
Net realized gains	(0.16)	—
Total distributions	(0.23)	(0.12)

Net asset value, end of period	$8.63	$9.58

Total return (3)	(7.69)%	(3.04	)% (4, 5, 6)

Net assets, at end of period (000s)	$72	$105

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)	0.97%	0.97	% (9)
Ratio of net expenses to average net assets (8)	0.87%	0.88	% (9)
Ratio of net investment income to average net assets (8)(10)	0.82%	3.17	% (9)
Portfolio Turnover Rate	147%	155	% (4)

(1)	The Traveler Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	The Advisor made a voluntary capital contribution due to trading error. If the capital contribution had not been made, the total return would have been (4.85)%.

(6)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been (3.94)%. (note 4)

(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(8)	Does not include the expenses of exchange traded funds in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Traveler Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Year Ended	Period Ended
	September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$9.50	$10.00

Income from investment operations:
Net investment income (2)	0.11	0.28
Net realized and unrealized loss on investments and futures contracts	(0.81)	(0.66)
Total from investment operations	(0.70)	(0.38)

Capital contribution by advisor (note 4)	—	0.09

Less distributions from:
Net investment income	(0.08)	(0.21)
Net realized gains	(0.16)	—
Total distributions	(0.24)	(0.21)

Net asset value, end of period	$8.56	$9.50

Total return (3)	(7.54)%	(2.97	)% (4, 5, 6)

Net assets, at end of period (000s)	$923	$759

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)	0.72%	0.72	% (9)
Ratio of net expenses to average net assets (8)	0.62%	0.65	% (9)
Ratio of net investment income to average net assets (8)(10)	1.22%	3.29	% (9)
Portfolio Turnover Rate	147%	155	% (4)

(1)	The Traveler Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	The Advisor made a voluntary capital contribution due to trading error. If the capital contribution had not been made, the total return would have been (4.79)%.

(6)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been (3.88)%. (note 4)

(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(8)	Does not include the expenses of exchange traded funds in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2015

1.	ORGANIZATION

The Even Keel Explorer Managed Risk Fund (“Explorer Managed Risk”), Even Keel Managed Risk Fund (“Managed Risk”), Even Keel Opportunities Managed Risk Fund (“Opportunities Managed Risk”) and Even Keel Traveler Managed Risk Fund (“Traveler Managed Risk”) (each a “Fund”, collectively the “Funds”) are each a diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on November 25, 2013. The investment objective of each Fund is to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

The Funds currently offer Class A and Class I shares. Class A and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the underlying funds.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2015 for the Funds’ assets and liabilities measured at fair value:

Explorer Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$145,993	$—	$—	$145,993
Total	$145,993	$—	$—	$145,993

Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,549,518	$—	$—	$3,549,518
Futures Contracts**	33,363	—	—	33,363
Short-Term Investment	—	99,991	—	99,991
Total	$3,582,881	$99,991	$—	$3,682,872

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Opportunities Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$276,557	$—	$—	$276,557
Total	$276,557	$—	$—	$276,557

Traveler Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$269,795	$—	$—	$269,795
Total	$269,795	$—	$—	$269,795

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 or Level 2 during the year. It is the Funds’ policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for classification.

**	Net appreciation/(depreciation) of future contracts.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2014 or expected to be taken by the Funds in their 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2015 net unrealized appreciation of futures contract subject to equity price risk was $33,363 as disclosed on the Statement of Assets and Liabilities for the Managed Risk Fund.

For the year ended September 30, 2015, the Funds had the following realized loss from futures contracts subject to equity price risk as reported in the Statements of Operations.

Fund	Realized Loss
Explorer Managed Risk	$(18,441)
Managed Risk	(245,316)
Traveler Managed Risk	(29,538)

For the year ended September 30, 2015, the Funds had the following net change in unrealized appreciation (depreciation) from futures contracts subject to equity price risk as reported in the Statement of Operations.

Fund	Appreciation (Depreciation)
Explorer Managed Risk	$(15,665)
Managed Risk	35,528
Traveler Managed Risk	(2,645)

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Offsetting of Financial Assets and Derivative Assets

The following table presents each Fund’s asset derivatives available for offset under a master netting arrangement net of collateral pledged as of September 30, 2015.

			Gross Amounts	Net Amounts of
			Offset in the	Assets Presented in
	Gross Amounts of		Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Recognized Assets		& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$33,363	(1)	$—	$33,363	$—	$—	$33,363
Total	$33,363		$—	$33,363	$—	$—	$33,363

(1)	Gross unrealized appreciation as presented in the Portfolio of Investments.

(2)	The table above does not include additional cash collateral or securities pledged to the counterparty.

The notional value of the derivative instruments outstanding as of September 30, 2015 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds. All derivative instruments disclosed in the Portfolios of Investments represent equity risk instruments.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, were as follows:

Fund	Purchases	Sales
Explorer Managed Risk	$532,050	$1,243,595
Managed Risk	1,519,827	1,419,100
Opportunities Managed Risk	1,315,730	1,662,799
Traveler Managed Risk	1,014,331	1,479,957

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Milliman Financial Risk Management LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.52% of each Fund’s average daily net assets.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Pursuant to a written contract (the “Waiver Agreement”), effective as of March 10, 2014 the Advisor has agreed, at least until January 31, 2016, to waive a portion of its management fees to ensure that the management fee of each Fund does not exceed the following percentage of the respective Fund’s net assets.

Fund	Management Fee After Waiver
Managed Risk Fund	0.47%
Opportunities Managed Risk Fund	0.42%
Traveler Managed Risk Fund	0.42%

The Trust, on behalf of each Fund, has adopted the Trust’s Master Distribution and shareholder serving plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the year ended September 30, 2015, the Funds incurred the following fees under the Plan:

Fund	Fee
Explorer Managed Risk	$181
Managed Risk	966
Opportunities Managed Risk	516
Traveler Managed Risk	205

On July 7, 2014, the Advisor made a voluntary capital contribution of $8,675 into the Traveler Managed Risk Fund. This contribution is reflected on the Statement of Changes in net assets as Contribution from Advisor and the effect of the contribution is presented on the Financial Highlights.

On July 7, 2014, the advisor reimbursed the following Funds for losses incurred as a result of a trade error. The effect of the reimbursements is presented on the Financial Highlights.

Fund	Reimbursement
Explorer Managed Risk	$2,118
Opportunities Managed Risk	10,302
Traveler Managed Risk	8,688

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Even Keel Managed Risk Fund currently invests a portion of its assets in the Vanguard S&P 500 ETF. The Vanguard S&P 500 ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard S&P 500 ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard S&P 500 ETF. The financial statements of the Vanguard S&P 500 ETF, including the portfolio of investments, can be found at the Vanguard website or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015, the Fund invested 92.5% of its net assets in the Vanguard S&P 500 ETF.

The Even Keel Opportunities Managed Risk Fund currently invests a portion of its assets in the Vanguard Mid-Cap ETF. The Vanguard Mid-Cap ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard Mid-Cap ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard Mid-Cap ETF. The financial statements of the Vanguard Mid-Cap ETF, including the portfolios of investments, can be found at the Vanguard website or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015, the Fund invested 29.2% of its net assets in the Vanguard Mid-Cap ETF.

The Even Keel Traveler Managed Risk Fund currently invests a portion of its assets in the Vanguard FTSE Developed Markets ETF. The Vanguard FTSE Developed Markets ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard FTSE Developed Markets ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard FTSE Developed Markets ETF. The financial statements of the Vanguard FTSE Developed Markets ETF, including the portfolio of investments, can be found at the Vanguard website or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015, the Fund invested 27.1% of its net assets in the Vanguard FTSE Developed Markets ETF.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)9 of the 1940 Act. As of September 30, 2015, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund was as follows:

Even Keel Explorer Managed Risk Fund

Vanguard Brokerage Services	52%
TD Ameritrade Inc.	37%

Even Keel Managed Risk Fund

TD Ameritrade Inc.	88%

Even Keel Opportunities Managed Risk Fund

TD Ameritrade Inc.	63%

Even Keel Traveler Managed Risk Fund

Vanguard Brokerage Services	44%
TD Ameritrade Inc.	42%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal periods ended September 30, 2015 and September 30, 2014 was as follows:

For the year ended September 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Explorer Managed Risk Fund	$62,282	$—	$417	$62,699
Managed Risk Fund	95,540	—	—	95,540
Opportunities Managed Risk Fund	93,883	15,410	4,320	113,613
Traveler Managed Risk Fund	24,064	—	—	24,064

For the period ended September 30, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Explorer Managed Risk Fund	$23,758	$—	$—	$23,758
Managed Risk Fund	22,789	—	—	22,789
Opportunities Managed Risk Fund	—	—	—	—
Traveler Managed Risk Fund	30,892	—	—	30,892

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Explorer Managed Risk Fund	$—	$—	$(84,265)	$(6,078)	$—	$(53,415)	$(143,758)
Managed Risk Fund	13,992	—	(42,464)	(44,047)	—	(140,646)	(213,165)
Opportunities Managed Risk Fund	—	—	(2,258)	—	—	(40,051)	(42,309)
Traveler Managed Risk Fund	2,683	—	(94,223)	(9,305)	—	(52,955)	(153,800)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Opportunities Managed Risk Fund incurred and elected to defer such late year losses of $258.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Explorer Managed Risk Fund	$84,265
Managed Risk Fund	42,464
Opportunities Managed Risk Fund	2,000
Traveler Managed Risk Fund	94,223

At September 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Explorer Managed Risk Fund	$2,431	$3,647	$6,078
Managed Risk Fund	1,729	42,318	44,047
Opportunities Managed Risk Fund	—	—	—
Traveler Managed Risk Fund	3,722	5,583	9,305

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Permanent book and tax differences, primarily attributable to the reclass of income and capital gains distributions, resulted in reclassification for the year ended September 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Explorer Managed Risk Fund	$(417)	$(1,586)	$2,003
Managed Risk Fund	—	(147)	147
Opportunities Managed Risk Fund	—	(6,236)	6,236
Traveler Managed Risk Fund	—	(207)	207

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ Financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II
and the Shareholders of Even Keel Explorer Managed Risk Fund,
Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund,
and Even Keel Traveler Managed Risk Fund

We have audited the accompanying statements of assets and liabilities of the Even Keel Explorer Managed Risk Fund, Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, and Even Keel Traveler Managed Risk Fund (the “Funds”), each a series of shares of beneficial interest in the Northern Lights Fund Trust II, including the portfolio of investments, as of September 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period November 25, 2013 (commencement of operations) through September 30, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Even Keel Explorer Managed Risk Fund, Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, and Even Keel Traveler Managed Risk Fund as of September 30, 2015, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year then ended and the period November 25, 2013 through September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 24, 2015

Even Keel Funds
EXPENSE EXAMPLES
September 30, 2015 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service fees (12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2015 through September 30, 2015.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class A	Ratio	04-01-15	09-30-15	Period*	09-30-15	Period*
Even Keel Explorer Managed Risk	0.97%	$1,000.00	$912.50	$4.65	$1,020.21	$4.91
Even Keel Managed Risk	0.92%	$1,000.00	$929.50	$4.45	$1,020.46	$4.66
Even Keel Opportunities Managed Risk	0.87%	$1,000.00	$902.90	$4.15	$1,020.70	$4.41
Even Keel Traveler Managed Risk	0.87%	$1,000.00	$940.00	$4.23	$1,020.70	$4.41

Even Keel Funds
EXPENSE EXAMPLES (Continued)
September 31, 2015 (Unaudited)

					Hypothetical
					(5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class I	Ratio	04-01-15	09-30-15	Period*	09-30-15	Period*
Even Keel Explorer Managed Risk	0.72%	$1,000.00	$912.50	$3.45	$1,021.46	$3.65
Even Keel Managed Risk	0.67%	$1,000.00	$930.70	$3.24	$1,021.71	$3.40
Even Keel Opportunities Managed Risk	0.62%	$1,000.00	$903.80	$2.96	$1,021.96	$3.14
Even Keel Traveler Managed Risk	0.62%	$1,000.00	$941.10	$3.02	$1,021.96	$3.14

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Even Keel Funds
SUPPLEMENTAL INFORMATION
September 30, 2015 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 29-30, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and the Even Keel Explorer Managed Risk Fund (the “Even Keel Funds) and Milliman Financial Risk Management, LLC (“Milliman”) (the “Milliman Advisory Agreement”).

Based on their evaluation of the information provided by Milliman, in conjunction with the Even Keel Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Milliman Advisory Agreement with respect to each of the Even Keel Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Milliman Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Milliman Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Milliman Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Even Keel Funds. The materials also included due diligence materials relating to Milliman (including due diligence questionnaires completed by Milliman, Milliman’s Forms ADV, select financial information of Milliman, bibliographic information regarding Milliman’s key management and investment advisory personnel, and comparative fee information relating to the Even Keel Funds) and other pertinent information. The Independent Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Milliman Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The following summarizes the Trustees’ review process and the information on which their conclusions were based:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Milliman related to the proposed approval of the Milliman Advisory Agreement, including its ADVs, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Even Keel Funds, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of Milliman with respect to a series of important questions, including: whether each was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Even Keel Funds; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with the respective Even Keel Fund’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Milliman’s compliance program. The Board then reviewed the capitalization of Milliman and based on financial information provided by and representations made by Milliman and concluded that Milliman was sufficiently well-capitalized, or had the

Even Keel Funds
SUPPLEMENTAL INFORMATION (Continued)
September 30, 2015 (Unaudited)

ability to make additional contributions in order to meet its obligations to the Even Keel Funds. The Board concluded that Milliman had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Milliman Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Even Keel Funds were satisfactory and reliable.

Performance. The Board reviewed the performance of each Even Keel Fund as compared to its respective benchmark for the since inception period ending June 30, 2014. The Board noted that each Even Keel Fund commenced operations in November 2013 and concluded overall, each of the Even Keel Fund’s past performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Milliman, the Board reviewed and discussed a comparison of each Even Keel Fund’s proposed management fee and overall expense ratio to a peer group of funds constructed by Milliman with similar investment objectives and strategies and noted that the advisory fees are below the average of the respective peer groups. The Board reviewed the proposed contractual arrangements for each Even Keel Fund, and noted that Milliman had agreed to waive or limit its management fee and/or reimburse expenses at least until January 31, 2016 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.47% of the Even Keel Managed Risk’s average net assets, 0.42% of the Even Keel Opportunities’ average net assets and 0.42% of the Even Keel Traveler’s average net assets and found such arrangements to be beneficial to shareholders. The Board noted that Milliman does not propose to waive or limit its management fee and/or reimburse expenses of Even Keel Explorer. The Board concluded that the advisory fee and expense caps for each respective Even Keel Fund were reasonable. It was the consensus of the Board that, based on the Milliman’s experience and expertise, and the services to be provided by Milliman to each respective Even Keel Fund, the advisory fees to be charged by Milliman was reason able.

Profitability. The Board also considered the level of profits that could be expected to accrue to Milliman with respect to the Even Keel Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Milliman. With respect to Milliman, the Board concluded that based on the services provided and the projected growth of the Even Keel Funds, the fees were reasonable and that anticipated profits from Milliman’s relationship with the Even Keel Funds were not excessive.

Economies of Scale. As to the extent to which the Even Keel Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Milliman’s expectations for growth of the Even Keel Funds. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Milliman as the Board believed to be reasonably necessary to evaluate the terms of the Milliman Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Milliman Advisory Agreement are reasonable; (b) the investment advisory fee is reasonable; and (c) the Milliman Advisory Agreement is in the best interests of the respective Even Keel Fund and its shareholders.

Accordingly, the Board, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the Milliman Advisory Agreement and voted to recommend the Milliman Advisory Agreement to shareholders for approval.

Even Keel Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	31	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Arrow ETF Trust, Trustee, Arrow Investments Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	31	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	31	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	31	Orizon Investment Counsel (financial services company) Board Member

Even Keel Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued) September 30, 2015

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Secretary (since 2001) and General Counsel (from 2001 to 2014) of CLS Investments, LLC; Secretary (since 2001) and General Counsel (from 2001 to 2014) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) and General Counsel (from 2003 to 2014) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (from 2008 to 2015), CEO (since 2015), General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Blu Giant, LLC; Secretary (since 2012), Assistant Secretary (from 2003 to 2012) and General Counsel (from 2012 to 2014) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; Secretary and General Counsel (from 2013 to 2015) of NorthStar Holdings, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Alternative Funds, LLC; Secretary of NorthStar CTC Holdings, Inc. (since 2015); Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust	32	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (2004 -2012).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 - 2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011).	N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s Compliance provider) and Blu Giant, LLC (the Fund’s Edgar and printing service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7939.

9/30/15-NLII-V1

Privacy Policy

Rev. April 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    Gemcom, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7939.

INVESTMENT ADVISOR
Milliman Financial Risk Management LLC
71 S Wacker Drive, 31st Floor
Chicago, Illinois 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 – $50,000
2014 – $50,000

(b)	Audit-Related Fees
2015 - None
2014 – None

(c)	Tax Fees
2015 – $8,000

2014 – $8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
2015 - None

2014 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2014	2015
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $8,000
2014 - $8,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 12/4/15

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 12/4/15